SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		In Thousands of U.S. Dollars
Options outstanding at January 1, 2017	466,286	14.52	3 years	1,081
Granted	—
Exercised	(97,113)	9.03
Forfeited	—

Options outstanding at December 31, 2017	369,173	15.97	2 years	2,068

Options vested or expected to be vested at December 31, 2017	369,173	15.97	2 years	2,068

Options exercisable at December 31, 2017	369,173	15.97	2 years	2,068

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2017	1,402,859	17.27
Granted	1,033,001	13.11
Vested	569,423	14.49
Forfeited	(134,390)	20.89

Unvested at December 31, 2017	1,732,047	15.42